SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Cash equivalents	$ 0	$ 0
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years